5. Fair Value Of Financial Instruments (Tables) (Sept 2020 Note)	9 Months Ended
Sep. 30, 2020
Fair Value Disclosures [Abstract]
Financial assets and liabilities measured at fair value

The following table sets forth by level with the fair value hierarchy the Company’s financial assets and liabilities measured at fair value on September 30, 2020:

	Level 1	Level 2	Level 3	Total
Derivative financial instruments	$–	$–	$1,748,237	$1,748,237